INCOME TAXES - Summary of Income Tax (Credit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ (21)	$ 0	$ 0
Income tax (credit) expense - deferred:
Total income tax (credit) expense	(457)	(1,011)	402
Macau Complementary Tax [Member]
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(29)	0	0
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	(445)	(1,011)	402
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense – current	9	0	0
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ 8	$ 0	$ 0